Taxes Payable	6 Months Ended
Jun. 30, 2024
Taxes Payable [Abstract]
Taxes Payable

9. Taxes Payable

Taxes payable consisted of the following:

	June 30, 2024	December 31, 2023
	US$	US$
VAT payable	416,679	353,887
Income tax payable	627,958	672,245
Other tax payable	75,163	55,999
Total	1,119,800	1,082,131